Financial instruments	12 Months Ended
Dec. 31, 2017
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Financial instruments
30.	Financial instruments

The Group’s principal financial instruments consisted of loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long and short-term debt instruments and borrowings. The Group has various other financial assets and liabilities which arise directly from its operations. During the year, the Group did not undertake trading in financial instruments.

The fair value of the Group’s financial instruments as of December 31, 2017 and 2016 is presented by type of the financial instrument in the table below:

		As of December 31, 2016		As of December 31, 2017
		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Debt instruments	HTM	2,171	2,195	1,804	1,827
Long-term loans	LAR	120	120	164	164

Total financial assets		2,291	2,315	1,968	1,991

Financial instruments used by the Group are included in one of the following categories:

•	LAR – loans and receivables;

•	HTM – held-to-maturity financial assets.

Carrying amounts of cash and cash equivalents, short-term investments, short-term loans issued, accounts receivable and payable, reserves at CBR and customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Debt instruments of the Group consist of RUB nominated government bonds with interest rate 6.7% - 7.5% and maturity up to May 2019. All debt instruments are pledged (Note 27).

Long-term loans generally represent RUB nominated loans to Russian legal entities and have a maturity up to ten years. For the purpose of fair value measurement of these loans the Group uses comparable marketable interest rate which is 10%.

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

			Fair value measurement using
			Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets for which fair values are disclosed
Debt instruments	December 31, 2017	1,827	1,827	—	—
Long-term loans	December 31, 2017	164	—	—	164
Assets for which fair values are disclosed
Debt instruments	December 31, 2016	2,195	2,195	—	—
Long-term loans	December 31, 2016	120	—	—	120

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the year ended December 31, 2017.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

•	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;

•	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

Valuation methods and assumptions

The fair value of the financial assets and liabilities included at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued and debt instruments are evaluated by the Group based on parameters such as interest rates, specific country risk factors and individual creditworthiness of the customer.